CNB Financial Corporation

One South Second Street

Clearfield, PA 16830

March 13, 2009

Securities & Exchange Commission

450 Fifth Street, NW

Washington, DC 20549

RE:	CNB Financial Corporation Report on Form 10-K for the Year Ended December 31, 2008

Ladies and Gentlemen:

Pursuant to the requirements, we are transmitting our report on Form 10-K, including exhibits, for the year ended December 31, 2008. Our entire annual report to shareholders has been included with Form 10-K; however, we are only “filing” those portions of the annual report that are incorporated by reference in Form 10-K. The remainder of the annual report is being “furnished” for informational purposes and is not being “filed”.

The financial statements in the report do not reflect a change from 2007 in any accounting practices or in the method of applying any such practices.

Respectfully,

/s/ Charles R. Guarino
Charles R. Guarino,
Treasurer
Principal Financial Officer
Principal Accounting Officer